SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2022
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2: SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

a.Interim consolidated financial statements

The accompanying interim consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States (“U.S. GAAP”) and applicable rules and regulations of the Securities and Exchange Commission regarding interim financial reporting. In the management`s opinion, the interim consolidated financial statements include all adjustments of a normal recurring nature necessary for the fair presentation of the Company’s interim consolidated financial position as of June 30, 2022, as well as its results of operations and cash flows for the six months ended June 30, 2021 and 2022. The results of operations for the six months ended June 30, 2022 are not necessarily indicative of the results to be expected for the year ending December 31, 2022.

b.Use of estimates

The preparation of the interim consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions that affect the amounts reported and disclosed in the financial statements and the accompanying notes. Actual results could differ materially from those estimates.

c.Significant accounting policies

The accompanying interim consolidated financial statements should be read in conjunction with the Company’s Annual Report on Form 20-F filed with the Securities and Exchange Commission (the "SEC") on May 2, 2022.

There have been no changes to the significant accounting policies described in the Annual Report on Form 20-F for the fiscal year ended December 31, 2021 that have had a material impact on the interim consolidated financial statements and related notes.